Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Noncurrent Liabilities [Abstract]
Long-term debt table
2021 2020
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 99,336 99,319
Series G - 4.19 % debentures due June 24, 2024 499,010 498,630
Series H - 2.95 % debentures due October 21, 2027 397,904 397,592
Total $ 996,250 $ 995,541
The table below represents currently scheduled maturities of long-term debt:
2022 2023 2024 2025 2026 Thereafter Total
$ - - 499,010 - - 497,240 $ 996,250